Equity Incentive Plan - Summary of activity for resticted stock awards (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of activity for restricted stock awards
Document Period End Date	Dec. 31, 2019
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	$ 8,956	$ 7,880	$ 12,645
Restricted Stock [Member]
Number of shares
Outstanding	3,753,639	3,141,570	3,600,333
Granted	1,270,700	1,835,532	150,000
Vested	(1,369,481)	(1,212,629)	(604,151)
Forfeited	(5,000)	(10,834)	(4,612)
Outstanding, December 31,	3,649,858	3,753,639	3,141,570
Weighted Average Grant Date Fair Value
Outstanding	$ 6.56	$ 8.13	$ 14.36
Granted	6.34	7.33	6.25
Vested	7.08	11.79	44.80
Forfeited	7.01	6.57	5.33
Outstanding December 31,	$ 6.29	$ 6.56	$ 8.13